Financial Instruments and Concentration of Risks (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 28,906	$ 1,040
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 28,906	$ 1,040